Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
Basic and diluted net income (loss) per share of Class A common stock is presented below:

(In millions, except per share amounts)	2017	2016
Net income (loss)	$(391)	$185
Less: Net income (loss) attributable to GE O&G pre-merger	42	254
Less: Net loss attributable to noncontrolling interests	(330)	(69)
Net loss attributable to BHGE	$(103)	$—

Weighted average shares outstanding:
Class A basic & diluted	427
Net loss per share attributable to common stockholders:
Class A basic & diluted	$(0.24)

The allocation of net loss to holders of shares of Class A common stock began following the close of the Transactions on July 3, 2017. Therefore, the earnings per share is Nil for 2016. Please refer to "Note 3. Business Acquisition" for proforma earnings per share.
As of July 3, 2017, GE, BHGE and BHGE LLC entered into an Exchange Agreement under which GE is entitled to exchange its holding in Class B common stock and units of BHGE LLC for Class A common stock on a one-for-one basis (subject to adjustment in accordance with the terms of the Exchange Agreement) or, at the option of BHGE, an amount of cash equal to the aggregate value of the shares of Class A common stock that would have otherwise been received by GE in the exchange. In computing the dilutive effect, if any, that the aforementioned exchange would have on net income (loss) per share, net income (loss) attributable to holders of Class A common stock would be adjusted due to the elimination of the noncontrolling interests associated with the Class B common stock (including any tax impact). For the year ended December 31, 2017, such exchange is not reflected in diluted net income (loss) per share as the assumed exchange is not dilutive.
For the year ended December 31, 2017, we excluded outstanding stock options and RSUs from the computation of diluted net income (loss) per share because their effect is antidilutive.
Shares of our Class B common stock do not share in earnings or losses of the Company and are not considered in the calculation of basic or diluted earnings per share (EPS). As such, separate presentation of basic and diluted EPS of Class B under the two class method has not been presented.